Supplemental cash flow information (Narrative) (Details) - CAD ($)	7 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Apr. 30, 2024	Jun. 30, 2024	Aug. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure Of Warrant Liabilities [Line Items]
Shares for debt settlements				$ 4,670
Shares issued to settle debt				$ 97,615		$ 19,000
Non-cash share offering costs	$ 44,868	$ 61,213	$ 28,631		$ 2,924,880
Warrants exercised in connection with past financings				178,131
Accounts payables as part of the net proceeds settlement at the closing of the U.S. IPO and Canadian Offering					$ 453,102
Warrants exercised in connection with GhostStep acquisition					25,000
Shares issued for vested RSUs and PSUs					529,504
Fair value of contingent shares settled via common shares						$ 83,319
Number of contingent shares settled via common shares						87
Fair value of warrants exercised						$ 61,173
Value of warrants exercised on assets acquisition						$ 125,000
Number of warrants exercised on assets acquisition						25,000